Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 5,293,540	R$ 6,561,558
Cash and cash equivalents	R$ 7,246,498	8,345,871	R$ 11,860,415	R$ 9,505,951
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	5.26%
Domestic market (Brazil)
Cash and Cash Equivalents [Line Items]
Fixed-term deposits (compromised)	R$ 1,952,958	R$ 1,784,313
Domestic market (Brazil) | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	102.30%